Investment Strategy - Nomura Japan Equity ETF - Nomura Japan Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in a portfolio of Japanese equity securities selected by an investment approach combining quantitative discipline and fundamental research expertise.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies (80% policy). For purposes of the 80% policy, equity securities of Japanese companies include common stocks of companies organized in Japan, as well as depositary receipts representing securities of such companies.
Nomura Asset Management Co., Ltd. (“NAMCO” or the “Sub-advisor”), an affiliate of the Manager, serves as sub-advisor to the Fund. The Sub-advisor constructs the Fund’s portfolio from an investment universe typically consisting of the largest stocks by market capitalization within the Tokyo Stock Price Index, a market capitalization-weighted index of common stocks that covers an extensive portion of the companies on the Tokyo Stock Exchange, and which the Sub-advisor believes is representative of the overall Japanese stock market.  In constructing the Fund’s model portfolio, the Sub-advisor employs a strategy that combines a top-down sector allocation strategy with a bottom-up stock selection process. The Sub-advisor considers business and market cycle analysis, factor returns, valuation and earnings trends, sensitivity analysis, economic forecasts and  macroeconomic analysis to develop target sector allocations for the portfolio. The portfolio’s sector weights are ultimately determined through an optimization process based on its target allocation. The Sub-advisor’s stock selection process utilizes a historical valuation analysis and fundamental research to evaluate potential investment opportunities.
The Fund implements the investment recommendations of the Sub-advisor through the Manager. The Sub-advisor provides a model portfolio to the Manager on an ongoing basis that represents the Sub-advisor’s recommendation as to the securities to be purchased, sold or retained by the Fund. The Manager will execute trades of securities to construct a portfolio for the Fund that represents the model portfolio. The Manager may make reasonable adjustments to the implementation of the model portfolio for trade execution, timing, or other considerations, but will not have discretion with respect to the securities in the Fund’s portfolio.
Although the Fund generally seeks to hold a broad portfolio of at least 85 securities, the Fund from time to time may hold a smaller number of positions. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, equity securities of Japanese companies include common stocks of companies organized in Japan, as well as depositary receipts representing securities of such companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies (80% policy).